Retirement Benefits Obligations and Funded Status (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in benefit obligation and Plan Assets:
Settlements	$ 0	$ 0
Pension Plans, Defined Benefit [Member]
Change in benefit obligation and Plan Assets:
Interest cost	3	25
Benefit obligation		20
Fair value of plan assets		15
Amount underfunded		5
Amounts recognized in the consolidated balance sheets consist of:
Defined Benefit Plan, Amounts Recognized in Balance Sheet		(5)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax		2
Other Postretirement Benefit Plans, Defined Benefit [Member]
Change in benefit obligation and Plan Assets:
Interest cost	4	4
Actuarial (gain) loss and other	2	(6)
Benefits paid, net	21	20
Return on plan assets and other	6	0
Employer contributions	10	8
Benefit obligation	165	180	$ 202
Fair value of plan assets	248	253	265
Amount underfunded	(83)	(73)
Amounts recognized in the consolidated balance sheets consist of:
Non-current assets	108	97
Current liabilities	(2)	(2)
Non-current liabilities	(23)	(22)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	83	73
Net actuarial gain	(12)	(17)
Prior service cost	14	15
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	2	(2)
Southern Union [Member] | Pension Plans, Defined Benefit [Member]
Change in benefit obligation and Plan Assets:
Fair value of plan assets	12	15
Southern Union [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Change in benefit obligation and Plan Assets:
Fair value of plan assets	248	253
Funded Plans [Member]
Change in benefit obligation and Plan Assets:
Settlements	0
Funded Plans [Member] | Pension Plans, Defined Benefit [Member]
Change in benefit obligation and Plan Assets:
Interest cost	1	23
Actuarial (gain) loss and other	(2)	16
Benefits paid, net	1	46
Settlements		(691)
Return on plan assets and other	(2)	16
Employer contributions	0	138
Benefit obligation	18	20	718
Fair value of plan assets	12	15	598
Amount underfunded	6
Amounts recognized in the consolidated balance sheets consist of:
Non-current assets	0	0
Current liabilities	0	0
Non-current liabilities	(6)	(5)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(6)
Net actuarial gain	0	2
Prior service cost	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	0
Unfunded Plans [Member]
Change in benefit obligation and Plan Assets:
Settlements	0	0
Unfunded Plans [Member] | Pension Plans, Defined Benefit [Member]
Change in benefit obligation and Plan Assets:
Interest cost	2	2
Actuarial (gain) loss and other	(1)	(2)
Benefits paid, net	7	8
Benefit obligation	51	57	65
Amount underfunded	51	57
Amounts recognized in the consolidated balance sheets consist of:
Non-current assets	0	0
Current liabilities	(7)	(9)
Non-current liabilities	(44)	(48)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(51)	(57)
Net actuarial gain	0	4
Prior service cost	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	0	4
Change in Plan Assets [Member] | Unfunded Plans [Member] | Pension Plans, Defined Benefit [Member]
Change in benefit obligation and Plan Assets:
Fair value of plan assets	0	0
Change in Plan Assets [Member] | Unfunded Plans [Member]
Change in benefit obligation and Plan Assets:
Settlements	0	0
Change in Plan Assets [Member] | Unfunded Plans [Member] | Pension Plans, Defined Benefit [Member]
Change in benefit obligation and Plan Assets:
Benefits paid, net	0	0
Return on plan assets and other	0	0
Employer contributions	$ 0	0
Fair value of plan assets		$ 0	$ 0